Cash and Cash Equivalent (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of cash and cash equivalents [line items]
Cash at bank and on hand	€ 14,951	€ 53,356	€ 3,602
Total cash and cash equivalents	14,951	53,356	3,602	€ 11,661
Euro [member]
Disclosure of cash and cash equivalents [line items]
Total cash and cash equivalents	14,843	53,291	922
Foreign Currency [member]
Disclosure of cash and cash equivalents [line items]
Total cash and cash equivalents	€ 108	€ 65	€ 2,680